STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
STOCK- BASED COMPENSATION
NOTE 10 – STOCK-BASED COMPENSATION

Total stock-based compensation to employees and non-employees for the years ended December 31, 2014 and 2013 is presented in the following table:

	2014	2013
Employee Option Awards	$2,047	$212
Employee Restricted Stock Awards	—	614
Non-employee Compensation Expense	289	—
Non-employee Restricted Stock Awards	3,088	7,566
Total Compensation Expense	$5,424	$8,392

Stock-Based Compensation Plans

The Company’s Board of Directors has adopted a stock-based employee compensation plan, the Amended and Restated 2006 Long-Term Incentive Plan, (the “Incentive Plan”). The Incentive Plan, which provides for the granting of restricted stock awards, deferred stock unit awards, stock option awards and other equity and cash awards, was adopted for the purpose of encouraging key employees, consultants and directors who are not employees to acquire a proprietary interest in the growth and performance of the Company. The Compensation Committee had the authority to determine the amount, type and terms of each award, but may not grant awards under the Incentive Plan, in any combination, for more than 1,000,000 shares of the Company’s Common Stock to any individual during any calendar year.

As of December 31, 2014, 979,342 shares of common stock remain eligible to be issued under the Incentive Plan.

Stock Option Awards

The following table summarizes the Company’s stock option award activity:

	Number of Shares	Weighted Average Exercise Price
Outstanding at December 31, 2012	—	$—
Options Assumed in the Merger	200,000	3.05
Options Granted	2,105,000	4.05
Options Exercised	—	—
Options Cancelled	—	—
Outstanding at December 31, 2013	2,305,000	$3.96
Options Granted	1,573,000	3.22
Options Exercised	—	—
Options Cancelled	(250,000)	3.98
Options Expired	—	—
Outstanding at December 31, 2014	3,628,000	$3.64

Options Vested and Exercisable at December 31, 2014	1,029,996	$3.81

The stock option awards are exercisable at various times through 2017. Additional information with respect to the outstanding stock option awards as of December 31, 2014, is as follows:

	Options Outstanding			Options Exercisable
		Weighted Average	Weighted Average		Weighted Average	Weighted Average
	Options Outstanding	Remaining Contractual Life	Exercise Price Per Share	Options Exercisable	Exercise Price Per Share	Remaining Contractual Life
Range of Exercise Prices
$0.00 - 2.50	142,500	9.98	$2.20	-	$-	-
$2.51 - 3.00	237,500	9.76	2.66	-	-	-
$3.01 - 3.50	748,000	7.47	3.18	285,000	3.18	4.28
$3.51 - 4.00	615,000	9.17	3.66	-	-	-
$4.01 - 4.50	1,885,000	8.14	4.05	744,996	4.05	7.00
Total	3,628,000	8.35	$3.64	1,029,996	$3.81	6.25

As of December 31, 2014, the Company had unrecognized stock-based compensation expense related to all unvested stock options of $4.2 million, which is expected to be recognized over the remaining weighted-average vesting period of 2.0 years.

The total fair value of the 1,029,996 stock option awards that vested during the year was approximately $2.1 million. At December 31, 2014, there was no aggregate intrinsic value of the fully vested stock option awards and the weighted average remaining contractual life of the stock option awards was approximately 6.3 years. The Company has not capitalized any compensation cost, or modified any of its stock option awards and no cash was used to settle equity instruments granted under the Company’s Incentive Plan for the years ended December 31, 2014, and 2013. There were no stock option awards exercised during December 31, 2014 and 2013.

Other selected information is as follows:

	2014	2013
Aggregate intrinsic value of outstanding options	$—	$130
Weighted average fair value per share of options granted	$1.56	$1.93

The fair value of stock option awards granted is estimated on the date of grant using a Black-Scholes option pricing model. The expected life of the options was calculated using the simplified method, using the average of the contractual term and the vesting period.  Due to the limited operating history of the Company, the expected volatility used to calculate the fair value of options granted during the years ended December 31, 2014 and 2103 was based on a relevant industry index as permitted under ASC 718-30-30. Management monitors stock option exercises and employee termination patterns to estimate forfeiture rates within the valuation model. The expected holding period of options represents the period of time that options granted are expected to be outstanding. The risk-free interest rate for periods within the expected life of the option is based on the interest rate of the U.S. Treasury note in effect on the date of the grant.

The table below presents the weighted average assumptions used to calculate the fair value of stock option awards granted during the years ended December 31, 2014 and 2013, respectively:

	2014	2013
Risk Free Interest Rate	1.64 – 2.75%	2.8%
Expected Volatility	55.6% - 74.1%	62.6%
Dividend Yield	0%	0%
Expected Life in Years	6.0	6.5

Stock-based Compensation to Non-employees

Stock-based compensation expense related to stock-based awards to non-employees is recognized as the stock-based awards are earned, generally through the provision of services. The Company believes that the fair value of the stock-based awards is more reliably measurable than the fair value of the services received. The fair value of the granted stock-based awards is calculated at each reporting date.